Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,717,000.00.
Narrative - Max Aggregate Offering Price	$ 3,717,000.00
Final Prospectus	true